SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 08, 2021	Dec. 03, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	May 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash			$ 57,438				$ 57,438		$ 585,241	$ 1,452,817
Cash equivalents			0				0		0	0
Investments held in Trust Account			78,492,794				78,492,794		237,501,000	234,600,000
Unrecognized tax benefits			0				0		0	0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties			0				0		0	0	$ 0	$ 0
Proceeds from Issuance Initial Public Offering		$ 230,000,000
Deferred underwriting fees			12,650,000				12,650,000		12,650,000
Offering costs			442,567				442,567		442,567
Underwriting fees		4,000,000	4,000,000				4,000,000		4,000,000
Deferred fees		$ 8,650,000	8,650,000				8,650,000		8,650,000	8,650,000
Purchase price, per unit		$ 10.00
Current period remeasurement to redemption value			1,471,053	$ 2,671,551	$ 250,133	$ 5,293	4,142,604	$ 255,426	2,901,000
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds from Issuance Initial Public Offering		$ 200,000,000
Offering costs			$ 534,172				$ 534,172		$ 534,172
Purchase price, per unit		$ 10.20
Initial Public Offering | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchase price, per unit		$ 10.00
Over-allotment option
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds from Issuance Initial Public Offering	$ 30,000,000	$ 30,000,000
Purchase price, per unit	$ 10.00
Private Placement Warrants | Over-allotment option | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Sale of Private Placement Warrants (in shares)	600,000
Price of warrant	$ 1.00
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Public Warrants expiration term			5 years				5 years		5 years
Warrants exercisable term from the closing of the public offering							12 months		12 months
Public Warrants | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants in a unit		0.5
Class A ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares subject to possible redemption			7,318,182				7,318,182		23,000,000
Changes in redemption value against additional paid-in capital and accumulated deficit										$ 19,500,000
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares subject to possible redemption			5,922,865				5,922,865		23,000,000	23,000,000
Shares subject to possible redemption, amount			$ 78,492,794				$ 78,492,794		$ 237,501,000	$ 234,600,000
Current period remeasurement to redemption value							$ 4,142,604	$ 250,133	$ 2,901,000
Class B ordinary shares | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued							30,000		30,000
Purchase price, per unit			$ 0.005				$ 0.005		$ 0.005
Class B ordinary shares | Mizuho Securities USA LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net of consideration							$ 999,517		$ 999,517
Class B ordinary shares | Mizuho Securities USA LLC | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued		300,300							300,300
Purchase price, per unit		$ 3.33							$ 3.33
Class B ordinary shares | Centaury Management Ltd | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued		15,000							15,000
Purchase price, per unit		$ 0.005							$ 0.005
Class B ordinary shares | Initial Public Offering | Centaury Management Ltd
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued							15,000		15,000
Class B ordinary shares | Over-allotment option | Mizuho Securities USA LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued							300,300		300,300